Income taxes (Details 2) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended								36 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2014 CNY (¥)
Movement in valuation allowance
PRC enterprise income tax (as a percent)	25.00%	25.00%	25.00%	25.00%	(25.00%)	(25.00%)
Effect of permanent differences:
Share based compensation and other permanent difference (as a percent)	2.78%	2.78%	4.50%	4.50%	4.03%	4.03%
Effect of tax holiday (as a percent)	7.54%	7.54%	(8.35%)	(8.35%)	2.39%	2.39%
Difference of tax rates of subsidiaries outside of China (as a percent)	0.25%	0.25%	(0.08%)	(0.08%)	5.78%	5.78%
Effect of tax rate change (as a percent)	(3.06%)	(3.06%)	24.30%	24.30%	(0.32%)	(0.32%)
Intra-group investment disposal income subject to tax			12.28%	12.28%
Valuation allowance (as a percent)	3.46%	3.46%	(43.54%)	(43.54%)	9.72%	9.72%
Total (as a percent)	20.39%	20.39%	14.11%	14.11%	(3.40%)	(3.40%)
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Aggregate amount and per share effect of tax holidays
The aggregate amount of effect | $	$ 58,194		$ 43,405		$ 10,540
Per share effect-basic (in dollars per share) | $ / shares	$ 0.24		$ 0.18		$ 0.05
Per share effect-diluted (in dollars per share) | $ / shares	$ 0.24		$ 0.18		$ 0.05
Deferred tax assets
Movement in valuation allowance
Balance at beginning of the year		¥ 456,925		¥ 683,341			¥ 576,541		¥ 576,541
Business combination						¥ 63,873
Allowance made during the year		119,448		40,619		158,904
Reversals and utilization		(92,724)		(267,035)		(115,977)
Balance at end of the year		¥ 483,649		¥ 456,925		¥ 683,341		¥ 576,541	¥ 456,925